Acquisitions and Divestment - Narrative (Details) € in Millions, $ in Millions					3 Months Ended	11 Months Ended
	Jan. 24, 2024 USD ($) shares	Jan. 11, 2024 USD ($)	Jan. 11, 2024 EUR (€)	May 01, 2023 USD ($)	Apr. 01, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jan. 22, 2024	Oct. 08, 2021 USD ($)	Sep. 24, 2021 USD ($)
NY Terminal Acquisition [Member]
Business Acquisition [Line Items]
Purchase price								$ 250	$ 6
Cato
Business Acquisition [Line Items]
Storage Capacity in Barrels								14,800,000	140,000
Gladieux Capital Partners, LLC
Business Acquisition [Line Items]
Purchase price					$ 267
Business Combination, Consideration Transferred					$ 252
Peerless Oil & Chemicals, Inc.
Business Acquisition [Line Items]
Purchase price						$ 76
Business Combination, Consideration Transferred						$ 67
Zenith Energy
Business Acquisition [Line Items]
Number of Units in Real Estate Property				16
Other Payments to Acquire Businesses				$ 111
Business Combination, Price of Acquisition, Expected | €			€ 170
Nustar Acquisition
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	0.400
Business Combination, Price of Acquisition, Expected	$ 7,300
Nustar Acquisition | Miles of pipeline
Business Acquisition [Line Items]
Number of Units in Real Estate Property							9,500
Nustar Acquisition | Terminal and storage facilities
Business Acquisition [Line Items]
Number of Units in Real Estate Property							63
7-Eleven
Business Acquisition [Line Items]
Number of Units in Real Estate Property		204	204
Business Combination, Price of Acquisition, Expected		$ 1,000